Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (2.2%)
* Alcoa Corp.	5,153	126
Reliance Steel & Aluminum Co.	799	106
Fastenal Co.	1,955	91
Avery Dennison Corp.	491	86
UFP Industries Inc.	1,192	73
Orion Engineered Carbons SA	3,841	68
Ecolab Inc.	308	64
NewMarket Corp.	168	64
Materion Corp.	905	62
Innospec Inc.	603	61
Mueller Industries Inc.	1,263	51
Boise Cascade Co.	938	47
Neenah Inc.	797	44
* Univar Solutions Inc.	2,201	44
Worthington Industries Inc.	643	41
Tredegar Corp.	2,603	40
Verso Corp.	3,167	40
Commercial Metals Co.	1,560	39
CF Industries Holdings Inc.	854	39
Gold Resource Corp.	13,772	37
Sensient Technologies Corp.	468	36
Stepan Co.	295	36
FMC Corp.	333	34
* GCP Applied Technologies Inc.	1,364	34
Steel Dynamics Inc.	803	33
Compass Minerals International Inc.	448	28
Scotts Miracle -Gro Co.	128	27
Royal Gold Inc.	263	27
* RBC Bearings Inc.	126	25
International Paper Co.	405	20
* Clearwater Paper Corp.	314	11
* Fortitude Gold Corp.	2,422	9
		1,543
Consumer Discretionary (21.1%)
Target Corp.	3,702	679
Costco Wholesale Corp.	2,028	671
Walmart Inc.	4,218	548
eBay Inc.	9,705	548
Lowe's Cos. Inc.	3,128	500
* Booking Holdings Inc.	209	487
NIKE Inc. Class B	3,473	468
Electronic Arts Inc.	3,314	444
* O'Reilly Automotive Inc.	958	429
Estee Lauder Cos. Inc. Class A	1,346	385

* Lululemon Athletica Inc.	1,041	324
* Discovery Inc. Class A	3,053	162
Polaris Inc.	1,372	162
PROG Holdings Inc.	3,171	159
VF Corp.	2,002	158
Genuine Parts Co.	1,437	151
Kontoor Brands Inc.	3,405	144
Best Buy Co. Inc.	1,424	143
* iRobot Corp.	1,123	139
* Deckers Outdoor Corp.	426	139
* Lovesac Co.	2,373	137
Acushnet Holdings Corp.	3,231	136
Citi Trends Inc.	1,741	136
* Turtle Beach Corp.	4,417	132
* Lakeland Industries Inc.	4,140	130
* Etsy Inc.	579	128
* Signet Jewelers Ltd.	2,488	124
* Children's Place Inc.	1,773	123
* Digital Turbine Inc.	1,479	122
Tempur Sealy International Inc.	3,636	121
Gentex Corp.	3,088	109
* MasterCraft Boat Holdings Inc.	4,262	109
Williams-Sonoma Inc.	824	108
Johnson Outdoors Inc. Class A	838	101
Rent-A-Center Inc.	1,721	99
Hanesbrands Inc.	5,498	97
Tractor Supply Co.	602	96
Dolby Laboratories Inc. Class A	980	96
ODP Corp.	2,459	94
* Purple Innovation Inc. Class A	2,557	94
Movado Group Inc.	4,078	93
* Spotify Technology SA	300	92
* Hibbett Sports Inc.	1,435	92
* NVR Inc.	20	90
Buckle Inc.	2,303	89
Carter's Inc.	1,022	85
Strategic Education Inc.	927	84
* Mattel Inc.	4,151	84
* Gentherm Inc.	1,173	83
Rollins Inc.	2,481	82
* Mohawk Industries Inc.	464	81
Pool Corp.	241	81
* Adtalem Global Education Inc.	2,042	80
La-Z-Boy Inc.	1,882	80
H&R Block Inc.	4,163	80
* YETI Holdings Inc.	1,149	79
Garmin Ltd.	630	78
* Genesco Inc.	1,728	78
New York Times Co. Class A	1,505	77
Abercrombie & Fitch Co.	2,772	76
Ethan Allen Interiors Inc.	2,946	75
* Skyline Champion Corp.	1,693	75
News Corp. Class A	3,186	75
* Asbury Automotive Group Inc.	438	74
Big Lots Inc.	1,159	74
* American Public Education Inc.	2,499	74
* Stamps.com Inc.	399	73

* Ulta Beauty Inc.	225	72
* Sonos Inc.	1,856	72
* Malibu Boats Inc. Class A	956	71
* CarParts.com Inc.	3,880	69
* Take-Two Interactive Software Inc.	372	69
* AutoNation Inc.	912	68
Whirlpool Corp.	359	68
Omnicom Group Inc.	976	67
Matthews International Corp. Class A	1,872	67
* Universal Electronics Inc.	1,147	67
* Zumiez Inc.	1,447	65
Standard Motor Products Inc.	1,506	63
* MarineMax Inc.	1,399	62
* Nautilus Inc.	3,369	62
BorgWarner Inc.	1,353	61
* LKQ Corp.	1,529	60
Group 1 Automotive Inc.	388	59
* Under Armour Inc. Class A	2,648	58
* elf Beauty Inc.	2,248	58
HNI Corp.	1,592	57
* GoPro Inc. Class A	7,527	57
* 1-800-Flowers.com Inc. Class A	1,963	55
John Wiley & Sons Inc. Class A	1,038	55
* Cars.com Inc.	4,588	54
* Dorman Products Inc.	530	53
* Ollie's Bargain Outlet Holdings Inc.	639	53
* XPEL Inc.	1,088	53
* Lumber Liquidators Holdings Inc.	2,048	51
Haverty Furniture Cos. Inc.	1,379	50
Wolverine World Wide Inc.	1,391	49
Steven Madden Ltd.	1,307	48
Yum China Holdings Inc.	801	48
Advance Auto Parts Inc.	294	47
Sonic Automotive Inc. Class A	1,009	46
Columbia Sportswear Co.	446	46
* Tenneco Inc. Class A	4,089	46
* Crocs Inc.	586	45
World Wrestling Entertainment Inc. Class A	899	44
* Container Store Group Inc.	2,836	43
Caleres Inc.	2,712	43
Fortune Brands Home & Security Inc.	504	42
PVH Corp.	417	42
* American Axle & Manufacturing Holdings Inc.	4,229	41
* SiteOne Landscape Supply Inc.	256	41
Inter Parfums Inc.	547	40
Steelcase Inc. Class A	2,858	40
Dick's Sporting Goods Inc.	542	39
* Peloton Interactive Inc. Class A	320	39
PriceSmart Inc.	394	38
* Copart Inc.	338	37
Murphy USA Inc.	288	36
Ralph Lauren Corp. Class A	304	36
* Aaron's Co. Inc.	1,585	35
* Cavco Industries Inc.	164	35
Kimball International Inc. Class B	2,609	34
* Copa Holdings SA Class A	361	33
Herman Miller Inc.	824	32

Interface Inc. Class A	2,530	31
* Vera Bradley Inc.	3,280	31
Qurate Retail Group Inc. QVC Group Class A	2,481	31
* Stoneridge Inc.	988	30
* Dollar Tree Inc.	305	30
* Fossil Group Inc.	1,881	28
Camping World Holdings Inc. Class A	853	27
* AMC Networks Inc. Class A	379	25
* Visteon Corp.	181	23
* Lands' End Inc.	693	23
* Perdoceo Education Corp.	1,728	22
Activision Blizzard Inc.	223	21
Dillard's Inc. Class A	243	19
Oxford Industries Inc.	249	19
National Presto Industries Inc.	174	18
Rush Enterprises Inc. Class A	385	16
* Grand Canyon Education Inc.	154	16
* Coty Inc. Class A	2,020	15
* Stitch Fix Inc. Class A	200	15
* Funko Inc. Class A	1,105	15
Nielsen Holdings plc	645	14
Knoll Inc.	861	14
* Liquidity Services Inc.	568	9
		14,729
Consumer Staples (7.2%)
Colgate-Palmolive Co.	9,435	710
Procter & Gamble Co.	3,322	410
Sysco Corp.	5,056	403
Altria Group Inc.	6,506	284
* Monster Beverage Corp.	3,130	275
Flowers Foods Inc.	10,542	229
Kroger Co.	5,048	163
Clorox Co.	793	144
* USANA Health Sciences Inc.	1,368	133
Medifast Inc.	470	119
Church & Dwight Co. Inc.	1,506	119
Ingles Markets Inc. Class A	2,149	112
* Boston Beer Co. Inc. Class A	106	109
McKesson Corp.	621	105
PetMed Express Inc.	2,996	104
Weis Markets Inc.	1,935	103
Casey's General Stores Inc.	484	98
John B Sanfilippo & Son Inc.	1,102	95
Campbell Soup Co.	2,034	92
National Beverage Corp.	1,822	87
WD-40 Co.	277	86
Lancaster Colony Corp.	472	82
* United Natural Foods Inc.	2,817	75
AmerisourceBergen Corp. Class A	714	72
* Rite Aid Corp.	3,666	72
* Helen of Troy Ltd.	320	69
SpartanNash Co.	3,497	64
* Cal-Maine Foods Inc.	1,220	46
Core-Mark Holding Co. Inc.	1,412	46
Coca-Cola Consolidated Inc.	177	45
Nu Skin Enterprises Inc. Class A	880	45
J&J Snack Foods Corp.	269	43

Brown-Forman Corp. Class B	524	37
Hormel Foods Corp.	793	37
MGP Ingredients Inc.	545	35
Spectrum Brands Holdings Inc	433	34
PepsiCo Inc.	251	32
* Hain Celestial Group Inc.	686	29
Hershey Co.	180	26
* Veru Inc.	1,764	24
Edgewell Personal Care Co.	786	24
Tootsie Roll Industries Inc.	707	22
Coca-Cola European Partners plc	381	19
* Sprouts Farmers Market Inc.	788	17
Energizer Holdings Inc.	354	15
ACCO Brands Corp.	1,747	14
		5,004
Energy (1.4%)
* ProPetro Holding Corp.	9,157	105
* SolarEdge Technologies Inc.	310	92
* Enphase Energy Inc.	515	91
Baker Hughes Co. Class A	3,442	84
* Renewable Energy Group Inc.	947	74
Solaris Oilfield Infrastructure Inc. Class A	5,091	60
* NOW Inc.	5,240	56
DMC Global Inc	884	56
Liberty Oilfield Services Inc. Class A	4,555	53
* RPC Inc.	8,256	52
Cactus Inc.	1,617	51
World Fuel Services Corp.	1,600	50
* Frank's International NV	9,191	42
Kosmos Energy Ltd.	11,755	36
* MRC Global Inc.	4,104	36
Warrior Met Coal Inc.	1,713	33
SunCoke Energy Inc.	3,064	20
		991
Financials (18.7%)
Aon plc Class A	3,129	713
S&P Global Inc.	1,751	577
Allstate Corp.	4,815	513
T. Rowe Price Group Inc.	2,907	471
Moody's Corp.	1,598	439
JPMorgan Chase & Co.	2,397	353
Bank of New York Mellon Corp.	7,979	336
First Citizens BancShares Inc. Class A	278	205
Western Alliance Bancorp	2,114	193
SLM Corp.	10,980	173
US Bancorp	3,302	165
SEI Investments Co.	2,768	155
Assured Guaranty Ltd.	3,493	154
Popular Inc.	2,301	154
LPL Financial Holdings Inc.	1,083	142
Ameriprise Financial Inc.	639	141
* SVB Financial Group	272	137
* Triumph Bancorp Inc.	1,790	137
Brightsphere Investment Group Inc.	7,427	134
Associated Banc-Corp	6,579	133
State Street Corp.	1,753	128

Equitable Holdings Inc.	4,250	126
First Merchants Corp.	2,967	125
City Holding Co.	1,647	124
Affiliated Managers Group Inc.	862	121
East West Bancorp Inc.	1,643	119
Northern Trust Corp.	1,215	116
* LendingClub Corp.	10,554	114
Washington Trust Bancorp Inc.	2,366	113
Safety Insurance Group Inc.	1,416	112
HomeStreet Inc.	2,600	112
WSFS Financial Corp.	2,095	111
TriCo Bancshares	2,509	108
Fulton Financial Corp.	6,924	107
Cboe Global Markets Inc.	1,039	103
Discover Financial Services	1,066	100
* World Acceptance Corp.	776	98
Diamond Hill Investment Group Inc.	689	98
First Commonwealth Financial Corp.	7,179	96
First Financial Bancorp	4,260	96
Park National Corp.	737	91
Hilltop Holdings Inc.	2,757	91
Sterling Bancorp	4,127	90
Veritex Holdings Inc.	3,039	88
Employers Holdings Inc.	2,618	87
National Bank Holdings Corp. Class A	2,247	87
Ally Financial Inc.	2,098	87
FactSet Research Systems Inc.	277	84
First Busey Corp.	3,677	84
Primerica Inc.	591	83
Santander Consumer USA Holdings Inc.	3,286	82
Meta Financial Group Inc.	1,813	80
Hope Bancorp Inc.	5,972	79
Bank of NT Butterfield & Son Ltd.	2,129	78
OneMain Holdings Inc	1,645	77
Erie Indemnity Co. Class A	315	76
1st Source Corp.	1,692	75
MarketAxess Holdings Inc.	135	75
Investors Bancorp Inc.	5,622	75
Fifth Third Bancorp	2,149	75
PJT Partners Inc.	1,067	74
* Axos Financial Inc.	1,605	74
Synovus Financial Corp.	1,746	74
First Hawaiian Inc.	2,634	73
CNO Financial Group Inc.	3,041	73
HCI Group Inc.	1,257	73
Southside Bancshares Inc.	2,086	72
Comerica Inc.	1,058	72
Old National Bancorp	3,875	70
Heritage Financial Corp.	2,633	68
B Riley Financial Inc.	1,015	67
First Foundation Inc.	2,923	67
CVB Financial Corp.	3,113	67
Cathay General Bancorp	1,762	66
Eagle Bancorp Inc.	1,342	66
Nelnet Inc. Class A	892	65
Walker & Dunlop Inc.	645	64
Federated Hermes Inc. Class B	2,404	64

First Bancorp	1,594	64
Ameris Bancorp	1,332	63
Commerce Bancshares Inc.	849	63
First Interstate BancSystem Inc. Class A	1,376	63
Great Western Bancorp Inc.	2,305	62
Washington Federal Inc.	2,007	61
Curo Group Holdings Corp.	4,188	61
Navient Corp.	4,855	60
Lazard Ltd. Class A	1,549	60
MGIC Investment Corp.	4,835	59
Mercury General Corp.	998	58
BankUnited Inc.	1,428	57
Cadence BanCorp Class A	2,785	57
UMB Financial Corp.	675	57
OFG Bancorp	2,886	56
Independent Bank Corp.	642	55
Flagstar Bancorp Inc.	1,255	54
Interactive Brokers Group Inc.	746	54
PennyMac Financial Services Inc.	893	53
Federal Agricultural Mortgage Corp. Class C	584	50
* Brighthouse Financial Inc.	1,224	49
TrustCo Bank Corp. NY	6,958	48
Raymond James Financial Inc.	410	48
Radian Group Inc.	2,307	47
Artisan Partners Asset Management Inc. Class A	984	47
M&T Bank Corp.	305	46
Zions Bancorp NA	853	45
Meridian Bancorp Inc.	2,592	43
Atlantic Union Bankshares Corp.	1,174	43
White Mountains Insurance Group Ltd.	36	43
Simmons First National Corp. Class A	1,390	41
Central Pacific Financial Corp.	1,767	40
Columbia Banking System Inc.	885	39
Renasant Corp.	979	38
Lakeland Financial Corp.	549	38
WisdomTree Investments Inc.	7,027	37
Tompkins Financial Corp.	453	35
* Enova International Inc.	1,127	35
* Customers Bancorp Inc.	1,262	34
BancFirst Corp.	525	34
* Credit Acceptance Corp.	91	33
Hanmi Financial Corp.	1,915	33
Cohen & Steers Inc.	492	32
Bryn Mawr Bank Corp.	779	29
Trustmark Corp.	886	27
Home BancShares Inc.	1,090	27
Greenhill & Co. Inc.	1,725	26
Universal Insurance Holdings Inc.	1,729	26
Independent Bank Group Inc.	368	26
Morningstar Inc.	114	26
Westamerica BanCorp	399	24
* Encore Capital Group Inc.	699	23
KeyCorp	1,147	23
* Focus Financial Partners Inc. Class A	486	23
Bank of Hawaii Corp.	261	23
International Bancshares Corp.	466	20
Evercore Inc. Class A	157	19

	Hanover Insurance Group Inc.	162	19
	Citizens Financial Group Inc.	380	17
	Huntington Bancshares Inc.	985	15
	FirstCash Inc.	220	14
	AMERISAFE Inc.	231	14
			13,061
Health Care (11.4%)
*	Biogen Inc.	2,200	600
	Johnson & Johnson	3,168	502
	Gilead Sciences Inc.	8,070	496
*	Edwards Lifesciences Corp.	4,873	405
	Eli Lilly and Co.	1,940	397
	Anthem Inc.	1,285	390
	Humana Inc.	874	332
*	IDEXX Laboratories Inc.	595	310
*	Vertex Pharmaceuticals Inc.	1,437	305
	Abbott Laboratories	1,360	163
*	Align Technology Inc.	286	162
	Chemed Corp.	357	159
	Merck & Co. Inc.	2,010	146
	Owens & Minor Inc.	3,842	131
	Cardinal Health Inc.	2,153	111
*	Masimo Corp.	425	107
*	Jazz Pharmaceuticals plc	611	103
*	Haemonetics Corp.	784	99
*	Fulgent Genetics Inc.	968	98
*	Molina Healthcare Inc.	430	93
*	Corcept Therapeutics Inc.	3,647	92
*	LHC Group Inc.	470	85
*	Seagen Inc.	554	84
*	Tivity Health Inc.	3,445	82
*	Henry Schein Inc.	1,323	82
*	CorVel Corp.	777	79
	Healthcare Services Group Inc.	2,750	78
*	Myriad Genetics Inc.	2,508	76
*	Globus Medical Inc.	1,220	76
*	ABIOMED Inc.	231	75
*	Amedisys Inc.	290	74
*	Omnicell Inc.	576	73
*	Catalyst Pharmaceuticals Inc.	18,465	72
*	Quidel Corp.	437	72
	Cerner Corp.	1,033	71
*,^	Co-Diagnostics Inc.	5,186	71
*	Veeva Systems Inc. Class A	251	70
*	STAAR Surgical Co.	660	69
*	Vanda Pharmaceuticals Inc.	3,669	68
	Bruker Corp.	1,097	67
	Agilent Technologies Inc.	532	65
*	ModivCare Inc.	496	64
	Patterson Cos. Inc.	2,022	63
*	Medpace Holdings Inc.	341	55
*	Exelixis Inc.	2,239	48
	West Pharmaceutical Services Inc.	172	48
*	Incyte Corp.	612	48
	Dentsply Sirona Inc.	843	45
*	Cutera Inc.	1,242	44
*	Retractable Technologies Inc.	2,766	43

* Neogen Corp.	524	43
* Hologic Inc.	584	42
Premier Inc. Class A	1,238	42
* Viemed Healthcare Inc.	4,415	42
Hill-Rom Holdings Inc.	380	41
* DaVita Inc.	395	40
ResMed Inc.	209	40
* AngioDynamics Inc.	1,867	39
* Emergent BioSolutions Inc.	404	39
* Zynex Inc.	2,590	38
* Akebia Therapeutics Inc.	10,837	37
* Meridian Bioscience Inc.	1,761	37
* Natus Medical Inc.	1,315	34
* Antares Pharma Inc.	6,606	28
* NextGen Healthcare Inc.	1,472	28
Phibro Animal Health Corp. Class A	1,191	26
* United Therapeutics Corp.	143	24
* Blueprint Medicines Corp.	238	23
Luminex Corp.	684	22
* Xencor Inc.	400	20
* Cardiovascular Systems Inc.	442	18
* Orthofix Medical Inc.	389	18
* MEI Pharma Inc.	4,080	15
* Inogen Inc.	270	14
* OraSure Technologies Inc.	1,332	14
* BioDelivery Sciences International Inc.	3,297	14
		7,926
Industrials (19.0%)
Accenture plc Class A	2,051	515
Lockheed Martin Corp.	1,477	488
Sherwin-Williams Co.	618	420
Illinois Tool Works Inc.	1,836	371
Cummins Inc.	1,413	358
Automatic Data Processing Inc.	1,506	262
3M Co.	1,475	258
Donaldson Co. Inc.	3,976	234
Paychex Inc.	2,507	228
Landstar System Inc.	1,320	211
Emerson Electric Co.	2,067	178
Watsco Inc.	691	168
AGCO Corp.	1,267	164
Visa Inc. Class A	758	161
MSC Industrial Direct Co. Inc. Class A	1,832	158
Robert Half International Inc.	2,003	156
Ennis Inc.	7,531	149
Brunswick Corp.	1,562	138
A O Smith Corp.	2,266	135
* Donnelley Financial Solutions Inc.	5,082	132
* Zebra Technologies Corp.	263	131
Jack Henry & Associates Inc.	840	125
Graco Inc.	1,794	124
* Generac Holdings Inc.	357	118
CSW Industrials Inc.	936	118
* TriNet Group Inc.	1,447	116
EMCOR Group Inc.	1,149	112
* Trex Co. Inc.	1,162	107
MSA Safety Inc.	654	105

* Keysight Technologies Inc.	741	105
Snap-on Inc.	508	103
Rockwell Automation Inc.	419	102
Trane Technologies plc	660	101
Quanex Building Products Corp.	4,123	100
Myers Industries Inc.	4,510	100
* FARO Technologies Inc.	1,053	98
Kforce Inc.	1,865	96
* Mettler-Toledo International Inc.	83	93
Simpson Manufacturing Co. Inc.	946	92
WW Grainger Inc.	246	92
Lincoln Electric Holdings Inc.	768	91
ManpowerGroup Inc.	959	91
AAON Inc.	1,166	90
Exponent Inc.	929	90
Toro Co.	839	85
Cintas Corp.	256	83
Insperity Inc.	932	83
* Franklin Covey Co.	3,117	80
American Express Co.	592	80
Quanta Services Inc.	953	80
Xylem Inc.	793	79
Badger Meter Inc.	724	79
Nordson Corp.	404	78
* Proto Labs Inc.	524	76
Schneider National Inc. Class B	3,215	74
Valmont Industries Inc.	312	74
Primoris Services Corp.	2,187	73
JB Hunt Transport Services Inc.	498	73
* Conduent Inc.	13,530	73
H&E Equipment Services Inc.	2,341	72
PPG Industries Inc.	537	72
UniFirst Corp.	295	71
* MYR Group Inc.	1,211	71
Astec Industries Inc.	1,042	71
Franklin Electric Co. Inc.	938	70
* DXP Enterprises Inc.	2,321	70
Synchrony Financial	1,790	69
* Lydall Inc.	1,979	69
Watts Water Technologies Inc. Class A	604	69
Kadant Inc.	396	69
Hubbell Inc. Class B	387	69
* Vicor Corp.	697	69
Hyster-Yale Materials Handling Inc.	802	69
* GMS Inc.	1,869	68
* ShotSpotter Inc.	1,555	65
Heartland Express Inc.	3,482	63
Werner Enterprises Inc.	1,452	62
CH Robinson Worldwide Inc.	679	62
Expeditors International of Washington Inc.	667	61
RPM International Inc.	762	61
* TrueBlue Inc.	2,889	60
* Hub Group Inc. Class A	1,021	59
* TopBuild Corp.	307	58
MAXIMUS Inc.	703	57
DHT Holdings Inc.	10,201	57
Terex Corp.	1,382	57

	Old Dominion Freight Line Inc.	260	56
	Resources Connection Inc.	4,348	55
	John Bean Technologies Corp.	374	55
*	Gibraltar Industries Inc.	624	55
	Allegion plc	497	54
*	Kelly Services Inc. Class A	2,532	53
	McGrath RentCorp	673	52
*	Dycom Industries Inc.	665	51
	Apogee Enterprises Inc.	1,344	50
*	Builders FirstSource Inc.	1,157	50
	AZZ Inc.	963	49
*	Sykes Enterprises Inc.	1,198	49
	Powell Industries Inc.	1,551	48
	Heidrick & Struggles International Inc.	1,340	48
	Ryder System Inc.	700	47
	Wabash National Corp.	2,860	47
*	Howmet Aerospace Inc.	1,669	47
	Flowserve Corp.	1,267	47
	ITT Inc.	560	46
*	Napco Security Technologies Inc.	1,483	46
	Barrett Business Services Inc.	646	46
*	Waters Corp.	167	46
	Shyft Group Inc.	1,356	45
*	Modine Manufacturing Co.	3,172	44
	Applied Industrial Technologies Inc.	513	44
	Deluxe Corp.	1,105	44
	Comfort Systems USA Inc.	705	44
*	FTI Consulting Inc.	376	43
	Helios Technologies Inc.	656	43
	Argan Inc.	857	43
	Brady Corp. Class A	810	42
	Dover Corp.	336	41
	Columbus McKinnon Corp.	807	41
	Acuity Brands Inc.	326	40
	AptarGroup Inc.	307	40
*	ASGN Inc.	423	39
*	Echo Global Logistics Inc.	1,375	38
	Louisiana-Pacific Corp.	803	38
	Packaging Corp. of America	289	38
*	OSI Systems Inc.	403	38
*	Construction Partners Inc. Class A	1,297	38
*	United Rentals Inc.	126	37
	ABM Industries Inc.	865	37
*	Paysign Inc.	7,888	36
	Regal Beloit Corp.	253	35
	Mastercard Inc. Class A	97	34
	IDEX Corp.	171	33
*	Team Inc.	2,990	33
	Forward Air Corp.	383	33
	Raven Industries Inc.	830	33
	Littelfuse Inc.	122	32
*	Axalta Coating Systems Ltd.	1,135	31
	Stanley Black & Decker Inc.	177	31
	Enerpac Tool Group Corp. Class A	1,230	30
*	Masonite International Corp.	266	29
	Marten Transport Ltd.	1,767	29
*,^	Alpha Pro Tech Ltd.	2,039	29

* JELD-WEN Holding Inc.	945	28
EVERTEC Inc.	709	28
Owens Corning	332	27
Cass Information Systems Inc.	622	27
* Huron Consulting Group Inc.	511	26
* Teledyne Technologies Inc.	70	26
Albany International Corp. Class A	327	26
* ExlService Holdings Inc.	304	26
Kronos Worldwide Inc.	1,770	26
* Cornerstone Building Brands Inc.	2,244	26
* Great Lakes Dredge & Dock Corp.	1,656	25
* Cimpress plc	241	24
Crane Co.	282	24
* O-I Glass Inc.	1,999	23
* SPX FLOW Inc.	344	21
Belden Inc.	461	20
Chase Corp.	187	20
* Installed Building Products Inc.	183	20
Huntington Ingalls Industries Inc.	110	19
* Astronics Corp.	1,212	19
Oshkosh Corp.	172	18
Federal Signal Corp.	485	18
Tennant Co.	215	16
Standex International Corp.	164	16
		13,275
Other (0.0%)[1]
* BM Technologies Inc.	194	2

Real Estate (1.1%)
Simon Property Group Inc.	1,983	224
Iron Mountain Inc.	3,384	118
Newmark Group Inc. Class A	9,090	91
Empire State Realty Trust Inc.	5,947	65
Lamar Advertising Co. Class A	756	65
Paramount Group Inc.	4,483	42
* CBRE Group Inc. Class A	357	27
Urban Edge Properties	1,575	26
Alexander's Inc.	88	24
City Office REIT Inc.	2,156	22
RMR Group Inc. Class A	419	17
GEO Group Inc.	1,496	11
		732
Technology (15.9%)
* Zoom Video Communications Inc. Class A	1,721	643
Intuit Inc.	1,427	557
Texas Instruments Inc.	3,163	545
Apple Inc.	4,091	496
Intel Corp.	7,485	455
* Advanced Micro Devices Inc.	5,309	449
* Adobe Inc.	939	432
KLA Corp.	1,281	399
Applied Materials Inc.	1,897	224
Lam Research Corp.	363	206
TE Connectivity Ltd.	1,451	189
Microsoft Corp.	763	177
* Agilysys Inc.	2,910	173

* Fortinet Inc.	966	163
* MicroStrategy Inc. Class A	216	162
* Facebook Inc. Class A	613	158
NVIDIA Corp.	279	153
Cognizant Technology Solutions Corp. Class A	2,055	151
Teradyne Inc.	1,169	150
QUALCOMM Inc.	1,081	147
Citrix Systems Inc.	1,038	139
* Manhattan Associates Inc.	1,117	137
* Yandex NV Class A	1,898	121
Shutterstock Inc.	1,366	121
* Paycom Software Inc.	292	109
Monolithic Power Systems Inc.	290	109
* Upwork Inc.	1,873	101
* Teradata Corp.	2,515	101
* Cadence Design Systems Inc.	696	98
* TechTarget Inc.	1,141	95
* Gartner Inc.	530	95
* Veritone Inc.	2,618	94
Hackett Group Inc.	5,862	92
* A10 Networks Inc.	9,185	86
* Avaya Holdings Corp.	2,876	85
* Crowdstrike Holdings Inc. Class A	394	85
* Calix Inc.	2,153	85
Pitney Bowes Inc.	10,022	85
Skyworks Solutions Inc.	445	79
* Lattice Semiconductor Corp.	1,629	78
* TrueCar Inc.	14,301	78
* Check Point Software Technologies Ltd.	685	76
* Aspen Technology Inc.	496	75
* ChannelAdvisor Corp.	3,297	75
Simulations Plus Inc.	1,022	73
Universal Display Corp.	334	71
NetApp Inc.	1,110	69
* IPG Photonics Corp.	303	69
* EPAM Systems Inc.	183	68
* Qualys Inc.	700	68
* F5 Networks Inc.	344	65
* ePlus Inc.	681	64
* Groupon Inc. Class A	1,436	62
Xerox Holdings Corp.	2,374	61
* Mitek Systems Inc.	3,891	59
* SPS Commerce Inc.	576	58
CDW Corp.	367	58
* Yelp Inc. Class A	1,440	54
Power Integrations Inc.	586	52
* Arrow Electronics Inc.	516	52
American Software Inc. Class A	2,557	52
* Synaptics Inc.	378	51
Avnet Inc.	1,298	49
* NeoPhotonics Corp.	5,000	48
* Cirrus Logic Inc.	587	48
* Anaplan Inc.	717	47
* Arista Networks Inc.	166	46
PC Connection Inc.	1,005	46
* eGain Corp.	3,957	46
National Instruments Corp.	1,034	46

* OneSpan Inc.	1,928	45
* Rogers Corp.	242	44
* Alarm.com Holdings Inc.	494	43
* ScanSource Inc.	1,498	43
* Diodes Inc.	542	43
* Concentrix Corp.	341	42
Jabil Inc.	917	40
* Pure Storage Inc. Class A	1,680	39
* SMART Global Holdings Inc.	829	39
* EverQuote Inc. Class A	734	36
* Appfolio Inc.	216	35
* Synopsys Inc.	141	35
* Semtech Corp.	462	34
* FormFactor Inc.	739	34
Brooks Automation Inc.	393	33
* CommVault Systems Inc.	509	32
* Pinterest Inc. Class A	400	32
Amkor Technology Inc.	1,318	31
* Atlassian Corp. plc Class A	131	31
SYNNEX Corp.	341	30
QAD Inc. Class A	460	30
* Intelligent Systems Corp.	739	29
* Zix Corp.	3,950	29
* Blucora Inc.	1,680	27
* Altair Engineering Inc. Class A	437	27
* Axcelis Technologies Inc.	700	26
Computer Programs and Systems Inc.	818	26
* Digimarc Corp.	693	25
* Cargurus Inc.	909	24
Vishay Intertechnology Inc.	982	23
* Nutanix Inc.	752	23
* Match Group Inc.	148	23
* Super Micro Computer Inc.	693	23
Amdocs Ltd.	285	22
* Perficient Inc.	382	21
* Smith Micro Software Inc.	3,144	21
* Synchronoss Technologies Inc.	3,865	17
* Covetrus Inc.	454	17
* VMware Inc. Class A	119	16
* Plexus Corp.	192	16
Methode Electronics Inc.	411	16
Seagate Technology plc	214	16
* Photronics Inc.	1,287	15
Progress Software Corp.	314	13
* Verint Systems Inc.	211	10
* Cognyte Software Ltd.	211	6
		11,092
Telecommunications (1.6%)
Cisco Systems Inc.	12,432	558
Ubiquiti Inc.	352	112
* Cambium Networks Corp.	1,893	80
* Ciena Corp.	1,400	73
* NETGEAR Inc.	1,408	56
* Lumentum Holdings Inc.	615	55
* Extreme Networks Inc.	4,946	45
* Viavi Solutions Inc.	2,755	45
* CommScope Holding Co. Inc.	2,453	36

ADTRAN Inc.		1,828	31
* Vonage Holdings Corp.		1,912	25
* Consolidated Communications Holdings Inc.		2,746	15
			1,131
Utilities (0.1%)
* Clean Harbors Inc.		708	60
* Evoqua Water Technologies Corp.		852	21
			81
Total Common Stocks (Cost $49,878)			69,567
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund (Cost $312)	0.099%	3,118	312
Total Investments (100.1%) (Cost $50,190)			69,879
Other Asset and Liabilities-Net (-0.1%)			(94)
Net Assets (100%)			69,785

Cost in in $000.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $107,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2021	11	210	5

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which eac h security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 28, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	69,565	2	—	69,567
Temporary Cash Investments	312	—	—	312
Total	69,877	2	—	69,879
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.